Long-Term Debt - Long-Term Debt (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Debt Instrument [Line Items]
Less: current portion	$ (3,375)	$ (2,428)
Total long-term debt	176,625	268,124
Less: unamortized debt discount and deferred financing costs	(1,867)	(5,149)
Total long-term debt, net	174,758	262,975
Previous Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Previous Revolving Credit Facility	0	30,000
2026 Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	180,000	0
Previous Term Loan [Member]
Debt Instrument [Line Items]
Term Loan	$ 0	$ 240,552